DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Derivative Liabilities
DERIVATIVE LIABILITIES

13. DERIVATIVE LIABILITIES

As of November 30, 2022, and February 28, 2022, the Company revalued the fair value of all of the Company’s derivative liabilities associated with the conversion features on the convertible notes payable and determined that it had a total derivative liability of $0, and $7,587, respectively. For the three and nine months ended November 30, 2022, the Company recorded a change in fair value of derivative liabilities of $0 and $3,595, respectively and a gain on settlement of debt (with a corresponding adjustment to derivative liabilities) of $0 and $3,992, respectively.

12. DERIVATIVE LIABILITIES

As of February 28, 2022, and February 28, 2021 the Company revalued the fair value of all of the Company’s derivative liabilities associated with the conversion features on the convertible notes payable and determined that it had a total derivative liability of $7,587 and $444,466, respectively.

The Company estimated the fair value of the derivative liabilities using the multinomial lattice model using the following key assumptions during the year ended February 28, 2021:

Strike price	$0.04 - $0.026
Fair value of Company common stock	$0.0632 - $0.0145
Dividend yield	0.00%
Expected volatility	125.3% - 107.7%
Risk free interest rate	0.15% - 0.13%
Expected term (years)	0.5 - 0.25

The Company estimated the fair value of the derivative liabilities using the multinomial lattice model using the following key assumptions during the year ended February 28, 2021:

Strike price	$0.2899 - $0.0013
Fair value of Company common stock	$0.138 - $0.0013
Dividend yield	0.00%
Expected volatility	355.10% - 196.50%
Risk free interest rate	0.09% - 0.15%
Expected term (years)	0.25 - 1.00

During the years ended February 28, 2022, and February 28, 2021 the Company released $422,272 and $2,387,687, respectively, of the Company’s derivative liability to equity due to the conversions of principal and interest on the associated notes.

The changes in the derivative liabilities (Level 3 financial instruments) measured at fair value on a recurring basis for the year ended February 28, 2022 were as follows:

Balance as of February 28, 2021	$444,466

Derivative discount on loan amendment	438,835
Adjustment to derivative liability due to debt extinguishment	(81,228)
Release of derivative liability on conversion of convertible notes payable	(422,272)
Change in fair value of derivative liabilities	(372,214)
Balance as of February 28, 2022	$7,587

The changes in the derivative liabilities (Level 3 financial instruments) measured at fair value on a recurring basis for the year ended February 28, 2021 were as follows:

Balance as of February 29, 2020	$6,890,688

Release of derivative liability on conversion of convertible notes payable	(2,837,687)
Debt discount due to derivative liabilities	143,133
Adjustment to derivative liability due to debt settlement	(2,987,643)
Change in fair value of derivative liabilities	(764,025)
Balance as of February 28, 2021	$444,466